Investment in Associate (Tables)	12 Months Ended
Jun. 30, 2024
Investment in Associate [Abstract]
Schedule of Investment in Associate
	30 June 2024 $	30 June 2023 $
Investments in associates	343,239	—

Schedule of Investment Details
	30 June 2024%	30 June 2023%
Percentage held at reporting date – EV Resources(i)	20%	—

(i)      On 29 February 2024 upon completion of the Transaction, European Lithium Ltd transferred to the Group a 20% interest in EV Resources GmbH (previously Jadar Lithium GmbH), the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project. The initial investment was valued at $345,502 upon completion of the Transaction based on the carrying value of the investments in the accounts of European Lithium Ltd at the date of the transfer.

Schedule of Movement in the Carrying Amount of the Investment in Associates	Movement in the carrying amount of the investment in associates
	30 June 2024 $	30 June 2023 $
Balance at beginning of period	—	—
Initial investment	345,502	—
Share of net losses recognised during the year	(2,263)	—
Balance at end of period	343,239	—

Schedule of EV Resources GmbH	Summarised financial information based on unaudited accounts
	30 June 2024 $	30 June 2023 $
Current assets	3,415	—
Non-current assets	300,384	—
Current liabilities	(431,372)	—
Non-current liabilities	—	—
Equity	(127,573)	—

Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 30 June 2024.

	30 June 2024 $	30 June 2023 $
Revenue and other income	—	—
Depreciation	—	—
Loss before tax	(11,315)	—
Income tax expense	—	—
Loss for the year	(11,315)	—
Total comprehensive (loss) for the year	—	—
Group’s share of (loss) for the year	(2,263)	—